Long-Term Debt - Exchange Offers (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Jul. 17, 2014
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt		$ 94,380	$ 0	$ 94,380	$ (376)	$ (376)	$ 77,038	$ 0
Exchange Offers
Debt Instrument [Line Items]
Shares of common stock in exchange for exchange notes (in shares)	13.6
Sale of stock (in shares)	0.9
Sale of stock, proceeds	$ 3,500
Senior Unsecured Notes
Debt Instrument [Line Items]
Third-party fees		8,000
Unamortized debt financing costs write-off		400
Aggregate principal amount purchased		0	$ 0	0
Senior Unsecured Notes | Long-Term Debt
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 3,900	$ 3,900		$ 3,900		$ 4,600
New Second Lien Non-Convertible Notes | Secured Debt
Debt Instrument [Line Items]
Debt interest rate	3.693%	3.693%		3.693%
New Second Lien Convertible Notes | Secured Debt
Debt Instrument [Line Items]
Debt interest rate	8.821%	8.821%		8.821%
New Third Lien Convertible Notes | Secured Debt
Debt Instrument [Line Items]
Debt interest rate	12.00%	12.00%		12.00%
2024 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt interest rate									3.749%
Debt conversion, aggregate principal amount	$ 69,000
Aggregate principal amount purchased					(11,000)
Debt instrument, consideration paid					$ 11,400
2034 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt interest rate									4.915%
Debt conversion, aggregate principal amount	15,300
2044 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt interest rate									5.165%
Debt conversion, aggregate principal amount	$ 70,200